Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of our property and equipment are generally as follows:
Asset	Lives (in years)
Tooling and molds	2
Furniture, fixtures, and warehouse equipment	5 to 7
Computer equipment, software and other	3 to 5
Leasehold improvements	Lesser of useful life or term of lease

Schedule of Cumulative Effect of Initially Applying New Lease Accounting Standard

The cumulative effect of initially applying the new lease accounting standard as of January 1, 2019 is as follows:

	January 1, 2019
	Beginning balance	Cumulative Effect Adjustment	Beginning Balance, As Adjusted
Assets:
Operating lease right-of-use assets	$—	$33,014	$33,014

Liabilities and Stockholders' Equity:
Current portion of operating lease liabilities	$—	$7,380	$7,380
Accrued expenses and other current liabilities	$33,015	$(429)	$32,586
Operating lease liabilities, net of current portion	$—	$30,076	$30,076
Deferred rent and other long-term liabilities	$6,623	$(4,013)	$2,610